SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	4 - 7

Schedule of Intangible Assets Estimated Useful Life

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as follows:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Schedule of Accumulated Other Comprehensive Income, Net

The following tables show the components of accumulated other comprehensive income (loss), as of December 31, 2020 and 2019:

	December 31, 2020
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,048)	$-	$(5,048)

Other comprehensive income (loss) before reclassifications	(969)	169	(800)
Amounts reclassified from accumulated other comprehensive loss	-	(169)	(169)

Net current-period other comprehensive loss	(969)	-	(969)

Ending balance	$(6,017)	$-	$(6,017)

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	December 31, 2019
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,062)	$(318)	$(5,380)

Other comprehensive income before reclassifications	14	653	667
Amounts reclassified from accumulated other comprehensive loss	-	(335)	(335)

Net current-period other comprehensive income	14	318	332

Ending balance	$(5,048)	$-	$(5,048)